UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: February 28, 2009

Date of reporting period: August 31, 2008

Item 1. Report to Stockholders.

The American Trust
Allegiance Fund

One Court Street
Lebanon, New Hampshire  03766

SEMI-ANNUAL REPORT

FOR THE SIX MONTHS ENDED

AUGUST 31, 2008

American Trust Allegiance Fund
October, 2008

Dear Fellow Shareholders,

It is our pleasure to provide you with the American Trust Allegiance Fund Semi-Annual Report for the period ending August 31, 2008.

Our last two shareholder letters (six and twelve months ago) noted our concern with numerous signs that this U.S. economy was slowing significantly.  This gave us an opportunity to start raising cash at an attractive time.  Looking back, we are grateful we raised cash when we did.  By January, the percentage of the Allegiance Fund in cash rose to a record 21%.  This allowed us to reinvest in numerous companies that had fallen significantly from their highs.  We also held onto a significant portion of this cash to reduce some of the risk in the Fund and help preserve the Fund’s principal.  Our cash position now sits at 14% and we continue to enjoy this opportunity to buy stocks that we feel have become attractively priced.

Despite the near record decline of the stock market in the U.S. and worldwide in the last six months, we continue to be cautious about the economy and stock market.  However, keep in mind that historically, the stock market has generally started its recovery six to nine months before the economy.  While projections for an economic recovery in the U.S. are all over the map, we see the recovery starting about the middle of 2009.  If this proves to be accurate, the stock market should start to recover about the end of this year.  Market bottoms are notoriously difficult to predict.  We do know however, that Price to Earnings multiples (a measure of how expensive stocks are) are near record lows.  This suggests that current stock prices are very attractive for long-term investors and that even though corporate earnings seem destined to decline for the next year or so, stock prices are already discounting this development.  For that reason, we are taking this opportunity to purchase for the Allegiance Fund quality companies that we have been watching for some years and that have finally come into what we believe are attractive price ranges.

This is also a good time to remind ourselves that we are long-term investors and not traders.  We fully expect that shareholders in the Allegiance Fund may look back at the current price of the Fund two or three years from now and confirm that this was an attractive time to buy.

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American Trust Allegiance Fund

Our cautious sector weightings so far this year have allowed us to outperform the S&P 500 Index since our last shareholder letter to you six months ago while the stock market has declined.  We currently have overweighted the information technology sector along with consumer staples, utilities, telecommunications and a slight overweight in energy.  We continue to underweight consumer discretion and financials.

We feel we are close to once again rebalancing the sectors in the Fund (such as consumer discretion, industrials and information technology) to focus on the many growth opportunities that appear to be developing.

We are grateful to you for your support of American Trust Allegiance Fund and look forward to reporting to you about the recovery in the U.S. stock market in subsequent shareholder letters.

Sincerely yours,

Paul H. Collins	Carey Callaghan
Co-Fund Manager	Co-Fund Manager

Past performance is not a guarantee of future results.

The Fund may invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The Fund’s social policy may cause it to pass up opportunities to buy certain securities or may cause it to sell certain securities for social reasons when it  is otherwise disadvantageous to do so.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks.  This index is not available for investment and does not incur charges or expenses.

Price to earnings ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

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American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2008 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/08 – 8/31/08).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.45% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2008 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/08	8/31/08	3/1/08 – 8/31/08*
Actual	$1,000.00	$1,006.90	$7.33
Hypothetical (5% return	$1,000.00	$1,017.90	$7.37
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2008 (Unaudited)

Percentages represent market value as a percentage of total investments.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2008 (Unaudited)

Shares	COMMON STOCKS: 90.35%	Value
	Asset Management: 4.44%
1,950	Affiliated Managers Group, Inc.*	$185,679
12,300	Brookfield Asset Management, Inc. - Class A#	380,562
14,300	SEI Investments Co.	337,766
		904,007
	Banks: 1.00%
1,700	Unibanco - Uniao de Bancos
	Brasileiros S.A. - GDR	203,252
	Chemicals - Specialty: 2.84%
4,384	Ecolab, Inc.	200,524
9,400	International Flavors & Fragrances, Inc.	377,974
		578,498
	Commercial Services & Supplies: 4.17%
12,300	Iron Mountain, Inc.*	355,593
14,000	Waste Management, Inc.	492,520
		848,113
	Communications Equipment: 8.27%
14,400	Corning, Inc.	295,776
245	Nortel Networks Corp.*#	1,477
17,400	QUALCOMM, Inc.	916,110
3,850	Research In Motion Ltd.*#	468,160
		1,681,523
	Computer Hardware: 3.76%
3,000	Apple, Inc.*	508,590
2,100	International Business Machines Corp.	255,633
		764,223
	Computer Software: 3.93%
11,400	Citrix Systems, Inc.*	345,078
20,400	Symantec Corp.*	455,124
		800,202
	Construction & Engineering: 0.98%
8,100	ABB Ltd. - ADR	199,017
	Diversified Financial Services: 2.63%
1,120	The Goldman Sachs Group, Inc.	183,646
5,200	State Street Corp.	351,884
		535,530

The accompanying notes are an integral part of these financial statements.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2008 (Unaudited), Continued

Shares		Value
	Diversified Telecommunication Services: 2.55%
16,200	AT&T, Inc.	$518,238
	Electrical Equipment: 0.90%
3,900	Emerson Electric Co.	182,520
	Energy Equipment & Services: 2.03%
4,387	Schlumberger Ltd.#	413,343
	Food Products: 4.58%
7,900	General Mills, Inc.	522,822
11,300	Hershey Foods Corp.	407,817
		930,639
	Household Products: 9.30%
11,100	Avon Products, Inc.	475,413
12,327	Church & Dwight Co., Inc.	770,438
8,505	Colgate-Palmolive Co.	646,635
		1,892,486
	Independent Power Producer: 2.96%
16,000	NRG Energy, Inc.*	602,240
	Industrial Machinery: 2.97%
8,510	Illinois Tool Works, Inc.	422,181
4,900	Ingersoll-Rand Co. Ltd. - Class A#	180,957
		603,138
	Insurance - Multi-Line: 0.82%
7,800	American International Group, Inc.	167,622
	Internet & Catalog Retail: 2.48%
20,200	eBay, Inc.*	503,586
	Internet Services: 2.05%
900	Google, Inc. - Class A*	416,961
	IT Services: 1.13%
5,200	Automatic Data Processing, Inc.	230,776
	Machinery: 1.67%
4,800	Deere & Co.	338,736
	Multiline Retail: 0.96%
6,300	Nordstrom, Inc.	195,930
	Networking Equipment: 1.98%
16,720	Cisco Systems, Inc.*	402,116

The accompanying notes are an integral part of these financial statements.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2008 (Unaudited), Continued

Shares		Value
	Oil & Gas: 8.97%
4,637	Chevron Corp.	$400,266
4,700	Devon Energy Corp.	479,635
4,671	Exxon Mobil Corp.	373,727
4,050	Suncor Energy, Inc.#	230,202
9,800	Valero Energy Corp.	340,648
		1,824,478
	Paper & Forest Products: 1.31%
4,800	Aracruz Celulose S.A. - ADR	265,392
	Real Estate Investment Trusts: 1.22%
2,500	Vornado Realty Trust	248,650
	Semiconductor Equipment: 0.89%
4,900	KLA-Tencor Corp.	181,594
	Semiconductors: 3.03%
19,500	Intel Corp.	445,965
6,950	Texas Instruments, Inc.	170,345
		616,310
	Specialty Retail: 3.28%
7,020	Nike, Inc. - Class B	425,482
10,025	Staples, Inc.	242,605
		668,087
	Utilities - Pipelines: 3.25%
25,000	Spectra Energy Corp.	661,500
	TOTAL COMMON STOCKS
	(Cost $18,158,969)	18,378,707

	EXCHANGE TRADED NOTES: 1.82%
35,000	ELEMENTS Rogers International
	Commodity Index - Agriculture
	Total Return* (Cost $414,449)	371,000

The accompanying notes are an integral part of these financial statements.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2008 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS: 7.71%	Value
1,568,709	Reserve Primary Fund - Class 45
	(Cost $1,568,709)	$1,568,709
	Total Investments in Securities
	(Cost $20,142,127): 99.88%	20,318,416
	Other Assets in Excess of Liabilities: 0.12%	24,160
	Net Assets: 100.00%	$20,342,576

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR - American Depository Receipt
GDR - Global Depository Receipt
The accompanying notes are an integral part of these financial statements.

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American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost $20,142,127)	$20,318,416
Cash	508
Receivables:
Fund shares sold	17,000
Dividends and interest	39,654
Prepaid expenses	13,359
Total assets	20,388,937

LIABILITIES
Payables:
Due to advisor	8,510
Administration fees	3,468
Audit fees	8,769
Transfer agent fees and expenses	9,954
Fund accounting fees	6,790
Shareholder reporting fees	7,203
Chief Compliance Officer fee	1,563
Accrued other expenses	104
Total liabilities	46,361

NET ASSETS	$20,342,576
Net asset value, offering and redemption price
per share [$20,342,576 / 1,065,196 shares
outstanding; unlimited number of shares
(par value $0.01) authorized]	$19.10

COMPONENTS OF NET ASSETS
Paid-in capital	$20,715,075
Undistributed net investment income	161,595
Accumulated net realized loss on investments	(710,383)
Net unrealized appreciation on investments	176,289
Net assets	$20,342,576

The accompanying notes are an integral part of these financial statements.

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American Trust Allegiance Fund

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2008 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $1,137)	$144,041
Interest	21,191
Total income	165,232

Expenses
Advisory fees (Note 3)	100,337
Administration fees (Note 3)	21,123
Transfer agent fees and expenses (Note 3)	20,758
Fund accounting fees (Note 3)	13,312
Audit fees	8,721
Registration fees	8,167
Legal fees	6,968
Custody fees (Note 3)	5,826
Reports to shareholders	4,251
Trustee fees	3,449
Chief Compliance Officer fee (Note 3)	3,075
Insurance expense	2,174
Miscellaneous expense	529
Total expenses	198,690
Less: advisory fee waiver (Note 3)	(45,545)
Net expenses	153,145
Net investment income	12,087

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	285,981
Net change in unrealized appreciation on investments	(175,907)
Net realized and unrealized gain on investments	110,074
Net increase in net assets
resulting from operations	$122,161

The accompanying notes are an integral part of these financial statements.

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American Trust Allegiance Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2008	Year Ended
	(Unaudited)	February 29, 2008
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$12,087	$149,508
Net realized gain on investments	285,981	2,609,493
Net change in unrealized
appreciation on investments	(175,907)	(2,313,447)
Net increase in net assets
resulting from operations	122,161	445,554
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(20,408)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets
derived from net change in
outstanding shares (a)	(311,254)	(600,667)
Total decrease in net assets	(189,093)	(175,521)
NET ASSETS
Beginning of period	20,531,669	20,707,190
End of period	$20,342,576	$20,531,669
Includes undistributed net
investment income of	$161,595	$149,508

(a)	A summary of share transactions is as follows:

	Six Months Ended
	August 31, 2008		Year Ended
	(Unaudited)		February 29, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	50,687	$993,482	66,344	$1,293,847
Shares issued in
reinvestment of
distributions	—	—	971	19,625
Shares redeemed	(68,067)	(1,304,736)	(96,952)	(1,914,139)
Net decrease	(17,380)	$(311,254)	(29,637)	$(600,667)

The accompanying notes are an integral part of these financial statements.

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American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	Six Months
	Ended
	8/31/08				Year Ended
	(Unaudited)		2/29/08	2/28/07	2/28/06	2/28/05	2/29/04
Net asset value,
beginning of period	$18.97		$18.62	$17.37	$16.04	$14.79	$10.94
Income from
investment operations:
Net investment
income/(loss)	0.01		0.14	0.02	0.01	0.01	(0.04)
Net realized and
unrealized gain
on investments	0.12		0.23	1.24	1.33	1.24	3.89
Total from investment
operations	0.13		0.37	1.26	1.34	1.25	3.85
Less distributions:
From net
investment income	—		(0.02)	(0.01)	(0.01)	—	—
Total distributions	—		(0.02)	(0.01)	(0.01)	—	—
Net asset value,
end of period	$19.10		$18.97	$18.62	$17.37	$16.04	$14.79
Total return	0.69	%‡	1.97%	7.25%	8.36%	8.45%	35.19%
Ratios/supplemental data:
Net assets, end of
period (thousands)	$20,343		$20,532	$20,707	$21,888	$23,556	$23,047
Ratio of expenses to
average net assets:
Before expense
reimbursement	1.88	%†	1.87%	1.90%	1.85%	1.84%	1.79%
After expense
reimbursement	1.45	%†	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment
income/(loss) to
average net assets:
Before expense
reimbursement	(0.32	)%†	0.27%	(0.36)%	(0.33)%	(0.33)%	(0.62)%
After expense
reimbursement	0.11	%†	0.69%	0.09%	0.07%	0.06%	(0.28)%
Portfolio turnover rate	5.92	%‡	59.19%	79.89%	27.09%	35.39%	108.15%
†Annualized.
‡Not annualized.

The accompanying notes are an integral part of these financial statements.

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2008 (Unaudited)

NOTE 1 – ORGANIZATION

The American Trust Allegiance Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.  The Fund began operations on March 11, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Short-term investments are valued at amortized cost, which approximates market value.  Investments in other mutual funds are valued at their net asset value per share.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

prices are not readily available or reliable. See Note 6 – Summary of Fair Value Exposure for more information.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective August 31, 2007, the Fund adopted FIN 48.  Management of the Fund reviewed the tax positions in the open tax years 2005 to 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of first in, first out.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.   The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
New Accounting Pronouncement:  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

NOTE 3 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2008, American Trust Investment Advisors, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 2008, the Fund incurred $100,337 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.45% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the

16

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended August 31, 2008, the Advisor reduced its fees in the amount of $45,545; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $319,942 at August 31, 2008.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2009	$88,350
2010	94,411
2011	91,636
2012	45,545
$319,942

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended August 31, 2008, the Fund incurred $21,123 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended August 31, 2008, the Fund incurred $13,312, $12,309, and $5,826 in fund accounting, transfer agency, and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the six months ended August 31, 2008, the Fund was allocated $3,075 of the Chief Compliance Officer fee.

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended August 31, 2008, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,233,408 and $1,131,170, respectively.

NOTE 5 – LINE OF CREDIT

The Fund has a line of credit in the amount of $1,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended August 31, 2008, the Fund did not draw upon the line of credit.

NOTE 6 – SUMMARY OF FAIR VALUE EXPOSURE

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2008:

Fair Value Measurements at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$20,318,416	$20,318,416	$—	$—
Total	$20,318,416	$20,318,416	$—	$—

18

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sales and real estate investment trusts.

The tax character of distributions paid during the six months ended August 31, 2008 and the year ended February 29, 2008 were as follows:

	August 31, 2008	February 29, 2008
Ordinary income	$—	$20,408

Ordinary income distributions may include dividends paid from short-term capital gains.

As of February 29, 2008, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$20,213,732
Gross tax unrealized appreciation	1,794,997
Gross tax unrealized depreciation	(1,464,079)
Net tax unrealized appreciation	$330,918
Undistributed ordinary income	$149,508
Undistributed long-term capital gain	—
Total distributable earnings	$149,508
Other accumulated gains/(losses)	$(975,086)
Total accumulated earnings/(losses)	$(494,660)

At February 29, 2008, the Fund had a capital loss carryforward of $975,086, which expires in 2011, available to offset future gains.

During the year ended February 29, 2008, the Fund utilized capital loss carryforwards of $2,575,266.

19

American Trust Allegiance Fund

NOTICE TO SHAREHOLDERS at August 31, 2008 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-385-7003 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2008

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-385-7003.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-800-385-7003.

20

American Trust Allegiance Fund

REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on July 15, 2008, to elect two new Trustees to the Board and to approve the ratification of the prior appointment of one current Trustee of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, at the close of business on May 22, 2008, were entitled to attend or submit proxies.  As of the record date, the Trust had 109,009,551.55 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1. Election of Two New Trustees
Nominee	For Votes	Votes Withheld
Michael D. LeRoy	67,690,566.1576	161,711.1704
Joe D. Redwine	67,386,892.1216	165,385.2064
Proposal No. 2. Ratification of the Prior Appointment of One Current Trustee of the Board
Current Trustee	For Votes	Votes Withheld
George J. Rebhan	66,476,414.1932	1,075,863.1348

Effective September 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:
Walter E. Auch,	George J. Rebhan,
Independent Trustee	Independent Trustee
James Clayburn La Force,	Joe D. Redwine,
Independent Trustee	Interested Trustee
Donald E. O’Connor,	George T. Wofford,
Independent Trustee	Independent Trustee
Effective December 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:
Walter E. Auch,	George J. Rebhan,
Independent Trustee	Independent Trustee
James Clayburn La Force,	Joe D. Redwine,
Independent Trustee	Interested Trustee
Michael D. LeRoy,	George T. Wofford,
Independent Trustee	Independent Trustee
Donald E. O’Connor, Independent Trustee
Effective January 1, 2009, the Board of Trustees of Advisors Series Trust consists of the following individuals:
Michael D. LeRoy,	Joe D. Redwine,
Independent Trustee	Interested Trustee
Donald E. O’Connor,	George T. Wofford,
Independent Trustee	Independent Trustee
George J. Rebhan, Independent Trustee

21

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Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, NH 03766
(800) 788-8806

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 385-7003

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-800-385-7003.

SEMI-ANNUAL REPORT

FOR THE SIX MONTHS ENDED

AUGUST 31, 2008

American Trust Energy Alternatives Fund

October, 2008

Dear Investors,

Thank you for investing in the American Trust Energy Alternatives Fund.  By investing in the fund, we believe that you are well positioned to benefit from a long-term secular growth opportunity as economies transition from hydrocarbon fuels to renewable generation and energy efficiency technology.   We feel confident that, notwithstanding the current cyclical downturn in energy prices, the twin challenges of peak oil and global climate change should lead to substantial growth in these areas.

We have established the Wilderhill New Energy Global Innovation Index as our Fund’s primary performance benchmark, and the MSCI All Countries World Index as our secondary benchmark.  We believe these benchmarks are the most appropriate for our Fund, owing to their global nature and, in the case of the Wilderhill index, the similar sector and company representation it includes.  For instance, at September 30th, the Fund owned 51 investment positions – 50 stocks and one exchange-traded note.  Of these 50 stocks, only 19 were U.S. domiciled, representing just 35.5% of the Fund’s value.  The balance of our portfolio was in investments spread across 19 different countries.  Similarly, both the Wilderhill and the MSCI indices are non-U.S. centric, with broad representation across the globe.

We launched the Fund on June 30th, at a time of high energy prices and relative calm in the financial markets.  At the time of this writing, oil prices are half of their peak this summer and financial markets are in turmoil.  We were not immune from these forces.

The American Trust Energy Alternatives Fund’s performance for the period June 30 - September 30, 2008 was -22.05%.  This compares to a -30.12% return for the Wilderhill New Energy Global Innovation Index, our primary benchmark, and a -16.51% total return for the MSCI All Countries World Index.  The message from these performance comparisons is clear:  the market environment for stocks in general was weak, but alternative energy and related investments fared even more poorly.  These trends have only intensified in recent weeks.

The economic situation in the U.S. and globally create several headwinds, and some opportunities for our Fund as well:

•
Near term, capital scarcity and lower energy prices should impact the viability of some renewable energy generation projects.  This could lead to a slower rate of growth and lower prices and margins for some of the companies in which we invest.

•	Longer term, lower prices for technologies such as solar photovoltaic will bring us closer to economic viability on an accelerated timetable.

American Trust Energy Alternatives Fund

•
In the interim, government programs such as the recently enacted Energy Improvement and Extension Act of 2008, which extends and broadens investment tax credits and production tax credits for renewable energy will likely drive growth in the U.S.  Similar subsidy programs in Europe and elsewhere should enable continued development of renewable technology and companies.

•
For the Fund specifically, our ability to rotate between sectors and countries, and our flexibility with respect to investments in different financial instruments could be a distinct advantage in more challenging times.

•	With respect to stock selection, we have used recent stock price weakness to purchase positions in companies that we previously found to be too expensive – and that now appear to be relative bargains.

In the coming weeks we will elect a new president in the United States.  Both candidates have endorsed “green” technology as a means to provide green jobs.  We have no doubt that the desire for energy independence and security will continue to be a powerful driver behind both government policy and entrepreneurial zeal.  From a global perspective, the desire to tackle climate change is now widespread as the repercussions of flooding, drought and rising temperatures in general are increasingly evidenced in agriculture and storm damage.  The momentum for change is strong, and we will continue to work hard on your behalf to select what we believe are the best opportunities to capitalize on that momentum.

Sincerely yours,

Carey Callaghan	Paul H. Collins
Co-Fund Managers

American Trust Energy Alternatives Fund

Past performance is not a guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Alternative energy stocks might experience weak demand if the price of oil, gas or electricity declines sharply for a period. Concentrating the Fund’s assets on related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments. Options on securities and synthetic securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The American Trust Energy Alternatives Fund will invest in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods. The Fund will also invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

The WilderHill New Energy Global Innovation Index is comprised of companies worldwide whose innovative technologies and services focus on generation and use of cleaner energy, conservation and efficiency, and advancing renewable energy generally.  Included are companies whose lower-carbon approaches are relevant to climate change, and whose technologies help reduce emissions relative to traditional fossil fuel use.  The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  As of June 2007 the MSCI AWCI consisted of 48 country indices comprising 23 developed and 25 emerging market country indices.  The developed market country indices included are:  Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The emerging market country indices included are:  Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.  You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The American Trust Energy Alternatives fund is distributed by Quasar Distributors, LLC

American Trust Energy Alternatives Fund

EXPENSE EXAMPLE at August 31, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/30/08 – 8/31/08).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.85% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Trust Energy Alternatives Fund

EXPENSE EXAMPLE at August 31, 2008 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/30/08	8/31/08	6/30/08 – 8/31/08*
Actual	$1,000.00	$936.50	$3.04
Hypothetical (5% return	$1,000.00	$1,005.35	$3.15
  before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 62 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2008 (Unaudited)

Percentages represent market value as a percentage of total investments.

American Trust Energy Alternatives Fund

SCHEDULE OF INVESTMENTS at August 31, 2008 (Unaudited)

Shares	COMMON STOCKS: 95.56%	Value+
	Asset Management: 2.74%
2,600	Brookfield Asset Management, Inc. - Class A#	$80,444
	Automobiles: 3.66%
3,300	Honda Motor Co., Ltd. - ADR	107,448
	Building Products: 0.99%
1,200	Owens Corning, Inc.*	29,028
	Chemicals - Specialty: 6.35%
700	FMC Corp.	51,478
300	Praxair, Inc.	26,952
16,000	Toray Industries, Inc.* (JPY)	71,160
200	Wacker Chemie AG* (EUR)	36,893
		186,483
	Commercial Services & Supplies: 2.08%
2,200	Covanta Holding Corp.*	61,204
	Construction & Engineering: 4.52%
1,000	ABB Ltd. - ADR	24,570
1,800	Abengoa S.A. (EUR)	48,377
200	Acciona S.A. (EUR)	39,962
400	Foster Wheeler Ltd.*#	19,876
		132,785
	Diversified Financial Services: 0.99%
800	Climate Exchange PLC* (GBP)	29,078
	Electric Utilities: 8.51%
2,400	Companhia Energetica
	de Minas Gerais - CEMIG - ADR	51,792
21,900	EDP - Energias de Portugal, S.A. (EUR)	111,486
1,800	Enersis S.A. - ADR	30,852
10,100	TrustPower Ltd. (NZD)	55,920
		250,050
	Electrical Equipment: 18.26%
2,900	Evergreen Solar, Inc.*	27,347
100	First Solar, Inc.*	27,665
3,800	FuelCell Energy, Inc.*	26,372
1,900	Gamesa Corporacion Tecnologica, S.A. (EUR)	90,228
2,800	Nordex AG* (EUR)	101,913
300	Q-Cells AG* (EUR)	30,223
400	SGL Carbon AG* (EUR)	24,124

The accompanying notes are an integral part of these financial statements.

American Trust Energy Alternatives Fund

SCHEDULE OF INVESTMENTS at August 31, 2008 (Unaudited), Continued

Shares		Value+
	Electrical Equipment: 18.26% (Continued)
350	SMA Solar Technology AG* (EUR)	$30,793
4,000	Solar Capital Ltd.* (EUR)	26,290
2,600	Suntech Power Holdings Co., Ltd.* - ADR	124,306
200	Vestas Wind Systems A/S* (DKK)	27,224
		536,485
	Electronic Equipment, Instruments
	& Components: 0.45%
2,000	Comverge, Inc.*	13,160
	Food Products: 10.84%
4,500	Archer-Daniels-Midland Co.	114,570
9,000	Cosan Ltd. - Class A*#	107,820
2,000	Cresud S.A.C.I.F.y A. - ADR	22,000
118,000	PT Perusahaan Perkebunan London
	Sumatra Indonesia Tbk* (IDR)	74,153
		318,543
	Independent Power Producers
	& Energy Traders: 4.33%
982,000	Energy Development Corp. (PHP)	97,312
600	Ormat Technologies, Inc.	30,084
		127,396
	Industrial Conglomerates: 1.97%
4,500	Orkla ASA (NOK)	58,006
	Machinery: 11.37%
18,300	Ebara Corp. (JPY)	43,217
22,000	Hansen Transmissions* (GBP)	112,288
400	Meyer Burger Technology AG* (CHF)	119,784
2,900	NGK Insulators, Ltd. (JPY)	35,282
100	OC Oerlikon Corp. AG* (CHF)	23,475
		334,046
	Oil, Gas & Consumable Fuels: 3.05%
1,100	Kinder Morgan Energy Partners, L.P.	63,184
4,600	USEC, Inc.*	26,496
		89,680
	Real Estate Investment Trusts: 3.06%
2,000	Rayonier, Inc.	89,980

The accompanying notes are an integral part of these financial statements.

American Trust Energy Alternatives Fund

SCHEDULE OF INVESTMENTS at August 31, 2008 (Unaudited), Continued

Shares		Value+
	Real Estate Management & Development: 2.64%
2,700	Forest City Enterprises, Inc. - Class A	$77,652
	Road & Rail: 3.50%
2,000	Kansas City Southern*	102,860
	Semiconductors & Semiconductor Equipment: 2.13%
1,500	Applied Materials, Inc.	26,880
1,100	Cypress Semiconductor Corp.*	35,662
		62,542
	Software- 4.12%
4,000	Citrix Systems, Inc.*	121,080
	TOTAL COMMON STOCKS
	(Cost $3,017,517)	2,807,950

	EXCHANGE TRADED NOTES: 1.66%
4,600	ELEMENTS Rogers International Commodity
	Index - Agriculture Total Return*
	(Cost $56,028)	48,760

	SHORT-TERM INVESTMENTS: 3.09%
90,707	Reserve Primary Fund - Class 45
	(Cost $90,707)	90,707
	Total Investments in Securities
	(Cost $3,164,252): 100.31%	2,947,417
	Liabilities in Excess of Other Assets: (0.31)%	(9,026)
	Net Assets: 100.00%	$2,938,391

+	Denominated in U.S. dollars unless otherwise noted.
*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR - American Depository Receipt
CHF - Swiss Franc
DKK - Danish Krone
EUR - European Euro
GBP - British Pound
IDR - Indonesian Rupiah
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso

The accompanying notes are an integral part of these financial statements.

American Trust Energy Alternatives Fund

SCHEDULE OF INVESTMENTS at August 31, 2008 (Unaudited), Continued

Country	Percent of Net Assets
Argentina	0.75%
Belgium	3.82%
Bermuda	4.35%
Brazil	1.76%
Canada	2.74%
Cayman Islands	4.23%
Chile	1.05%
Denmark	0.93%
Germany	7.62%
Indonesia	2.52%
Japan	8.75%
New Zealand	1.90%
Norway	1.98%
Philippines	3.31%
Portugal	3.80%
Spain	6.97%
Sweden	1.66%
Switzerland	5.71%
United Kingdom	0.99%
United States	35.47%
Liabilities In Excess of Other Assets	(0.31)%
100.00%

The accompanying notes are an integral part of these financial statements.

American Trust Energy Alternatives Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost $3,164,252)	$2,947,417
Cash	398
Receivables:
Securities sold	4,001
Due from advisor (Note 3)	6,189
Dividends and interest	1,611
Total assets	2,959,616

LIABILITIES
Payables:
Shareholder servicing fees	246
Distribution fees	1,215
Legal fees	1,276
Administration fees	3,397
Audit fees	4,644
Transfer agent fees and expenses	3,058
Fund accounting fees	3,703
Custody fees	714
Chief Compliance Officer fee	680
Accrued other expenses	2,292
Total liabilities	21,225

NET ASSETS	$2,938,391
Net asset value, offering and redemption price
per share [$2,938,391 / 156,857 shares
outstanding; unlimited number of shares
(par value $0.01) authorized]	$18.73

COMPONENTS OF NET ASSETS
Paid-in capital	$3,130,602
Undistributed net investment loss	(5,793)
Accumulated net realized gain on investments	30,417
Net unrealized depreciation on investments
and foreign currency related transactions	(216,835)
Net assets	$2,938,391

The accompanying notes are an integral part of these financial statements.

American Trust Energy Alternatives Fund

STATEMENT OF OPERATIONS
For the Period June 30, 2008* through August 31, 2008 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $123)	$2,104
Interest	1,092
Total income	3,196
Expenses
Advisory fees (Note 3)	4,858
Audit fees	4,644
Fund accounting fees (Note 3)	3,703
Administration fees (Note 3)	3,397
Transfer agent fees and expenses (Note 3)	3,058
Legal fees	1,276
Distribution fees (Note 5)	1,215
Registration fees	1,019
Custody fees (Note 3)	714
Trustee fees	702
Chief Compliance Officer fee (Note 3)	679
Shareholder servicing fees (Note 4)	486
Reports to shareholders	383
Miscellaneous expense	192
Total expenses	26,326
Less: advisory fee waiver
and reimbursement (Note 3)	(17,337)
Net expenses	8,989
Net investment loss	(5,793)
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	30,417
Net change in unrealized depreciation on investments
and foreign currency related transactions	(216,835)
Net realized and unrealized loss on investments
and foreign currency related transactions	(186,418)
Net decrease in net assets
resulting from operations	$(192,211)

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

American Trust Energy Alternatives Fund

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2008*
through
August 31, 2008
(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(5,793)
Net realized gain on investments	30,417
Net change in unrealized depreciation
on investments and foreign currency
related transactions	(216,835)
Net decrease in net assets
resulting from operations	(192,211)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	3,130,602
Total increase in net assets	2,938,391
NET ASSETS
Beginning of period	—
End of period	$2,938,391
Includes undistributed net investment loss of	$(5,793)

(a)	A summary of share transactions is as follows:

	June 30, 2008*
	through
	August 31, 2008
	(Unaudited)
	Shares	Paid-in Capital
Shares sold	156,859	$3,130,640
Shares redeemed	(2)	(38)
Net increase	156,857	$3,130,602

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

American Trust Energy Alternatives Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	June 30, 2008*
	through
	August 31, 2008
	(Unaudited)
Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment loss	(0.04)
Net realized and unrealized loss on investments
and foreign currency related transactions	(1.23)
Total from investment operations	(1.27)
Net asset value, end of period	$18.73
Total return	(6.35	)%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$2,938
Ratio of expenses to average net assets:
Before expense reimbursement	5.42	%†
After expense reimbursement	1.85	%†
Ratio of net investment loss to average net assets:
Before expense reimbursement	(4.76	)%†
After expense reimbursement	(1.19	)%†
Portfolio turnover rate	5.35	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

American Trust Energy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2008 (Unaudited)

NOTE 1 – ORGANIZATION

The American Trust Energy Alternatives Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek long-term capital appreciation.  The Fund began operations on June 30, 2008.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  The Fund may invest substantially in securities traded on foreign exchanges (see “Foreign Currency” below).  Investments that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, or if there were no transactions on such day, at the mean between the bid and asked prices.

Securities for which market quotations are not readily available are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  If events occur that materially affect the value of securities, including non-U.S. securities, between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will also be valued at fair value.

American Trust Energy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS, Continued

Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value per share.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the inception of the Fund.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 7 – Summary of Fair Value Exposure for more information.

B.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in

American Trust Energy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS, Continued

Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective August 31, 2008, the Fund adopted FIN 48.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

D.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of first in, first out.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.   The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

American Trust Energy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS, Continued

H.
Redemption Fees:  The Fund charges a 2.00% redemption fee to shareholders who redeem shares held for less than 60 days.  Such fees are retained by the Fund and accounted for as an addition to paid-in-capital.

I.
New Accounting Pronouncement:  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

NOTE 3 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended August 31, 2008, American Trust Investment Advisors, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended August 31, 2008, the Fund incurred $4,858 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.85% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the

American Trust Energy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS, Continued

period ended August 31, 2008, the Advisor reduced its fees in the amount of $17,337; no amounts were reimbursed to the Advisor.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

Year	Amount
2012	$17,337

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the period ended August 31, 2008, the Fund incurred $3,397 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended August 31, 2008, the Fund incurred $3,703, $2,718, and $714 in fund accounting, transfer agency, and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the period ended August 31, 2008, the Fund was allocated $679 of the Chief Compliance Officer fee.

NOTE 4 – SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Fund.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in

American Trust Energy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS, Continued

servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended August 31, 2008, the Fund incurred shareholder servicing fees of $486 under the Agreement.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended August 31, 2008, the Fund paid the Distributor $1,215.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2008, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $3,189,987 and $146,395, respectively.

NOTE 7 – SUMMARY OF FAIR VALUE EXPOSURE

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

American Trust Energy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS, Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2008:

Fair Value Measurements at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$2,947,417	$2,947,417	$—	$—
Total	$2,947,417	$2,947,417	$—	$—

NOTE 8 –	INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the period ended August 31, 2008.

American Trust Energy Alternatives Fund

NOTICE TO SHAREHOLDERS at August 31, 2008 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-385-NRGY (877-385-6749) or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2008

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-385-NRGY (877-385-6749).  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-877-385-NRGY (877-385-6749).

American Trust Energy Alternatives Fund

REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on July 15, 2008, to elect two new Trustees to the Board and to approve the ratification of the prior appointment of one current Trustee of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, at the close of business on May 22, 2008, were entitled to attend or submit proxies.  As of the record date, the Trust had 109,009,551.55 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1. Election of Two New Trustees
Nominee	For Votes	Votes Withheld
Michael D. LeRoy	67,690,566.1576	161,711.1704
Joe D. Redwine	67,386,892.1216	165,385.2064
Proposal No. 2. Ratification of the Prior Appointment of One Current Trustee of the Board
Current Trustee	For Votes	Votes Withheld
George J. Rebhan	66,476,414.1932	1,075,863.1348

Effective September 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:
Walter E. Auch,	George J. Rebhan,
Independent Trustee	Independent Trustee
James Clayburn La Force,	Joe D. Redwine,
Independent Trustee	Interested Trustee
Donald E. O’Connor,	George T. Wofford,
Independent Trustee	Independent Trustee
Effective December 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:
Walter E. Auch,	George J. Rebhan,
Independent Trustee	Independent Trustee
James Clayburn La Force,	Joe D. Redwine,
Independent Trustee	Interested Trustee
Michael D. LeRoy,	George T. Wofford,
Independent Trustee	Independent Trustee
Donald E. O’Connor, Independent Trustee
Effective January 1, 2009, the Board of Trustees of Advisors Series Trust consists of the following individuals:
Michael D. LeRoy,	Joe D. Redwine,
Independent Trustee	Interested Trustee
Donald E. O’Connor,	George T. Wofford,
Independent Trustee	Independent Trustee
George J. Rebhan, Independent Trustee

Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, NH 03766
(800) 788-8806

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
1-877-385-NRGY  (877-385-6749)

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-877-385-6749.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  11/4/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  11/4/08

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  11/4/08

* Print the name and title of each signing officer under his or her signature.